Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Allowance For Doubtful Accounts Disclosure [Text Block]

9. Accounts Receivable - Allowance for Doubtful Accounts

The following table illustrates the change in the Company’s allowance for doubtful accounts for the years ended December 31, 2014 and 2013.

	December 31
	2014	2013

Balance, beginning of the year	$6,857	$5,980
Additions, during the year	4,283	6,083
Written-off, uncollectible, during the year	(5,965)	(5,940)
Recoveries, during the year	1,355	865
Foreign currency translation adjustment, for the year	(168)	(131)
Balance, end of year	$6,362	$6,857